UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

QQQX

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 102.0%

	COMMON STOCKS – 99.2%

	Air Freight & Logistics – 0.1%

2,768	FedEx Corporation	$624,405

	Airlines – 0.5%

31,000	Delta Air Lines, Inc.	1,494,820
6,742	Ryanair Holdings PLC	710,742
26,300	Southwest Airlines Co.	1,472,274
	Total Airlines	3,677,836

	Auto Components – 0.2%

26,602	American Axle and Manufacturing Holdings Inc.	467,663
21,986	Gentex Corporation	435,323
4,227	Lear Corporation	731,609
	Total Auto Components	1,634,595

	Automobiles – 1.2%

49,165	Ford Motor Company	588,505
14,597	Harley-Davidson, Inc.	703,721
23,900	Tesla Motors Inc., (2)	8,152,290
	Total Automobiles	9,444,516

	Beverages – 0.7%

8,894	Brown-Forman Corporation	482,944
91,000	Monster Beverage Corporation, (2)	5,027,750
	Total Beverages	5,510,694

	Biotechnology – 10.3%

7,091	AbbVie Inc.	630,106
8,300	Agios Pharmaceutical Inc., (2)	554,025
35,000	Alexion Pharmaceuticals Inc., (2)	4,910,150
14,052	Alkermes PLC, (2)	714,404
114,700	Amgen Inc.	21,385,815
28,366	Biogen Inc., (2)	8,881,962
125,700	Celgene Corporation, (2), (3)	18,329,574
206,900	Gilead Sciences, Inc., (3)	16,763,038
61,949	Immunogen, Inc., (2)	473,910
10,536	Ionis Pharmaceuticals, Inc., (2)	534,175
12,904	Myriad Genetics Inc., (2)	466,867
17,600	Regeneron Pharmaceuticals, Inc., (2)	7,869,312
12,177	Seattle Genetics, Inc., (2)	662,551
3,617	United Therapeutics Corporation, (2)	423,876
	Total Biotechnology	82,599,765

	Capital Markets – 0.5%

9,902	Moody’s Corporation	1,378,457
24,475	Morgan Stanley	1,178,961
11,627	SEI Investments Company	709,945
5,883	T. Rowe Price Group Inc.	533,294
	Total Capital Markets	3,800,657

	Commercial Services & Supplies – 0.3%

10,324	Copart Inc., (2)	354,836
7,605	KAR Auction Services Inc.	363,063
15,000	Tetra Tech, Inc.	698,250

NUVEEN	1

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

7,182	Waste Connections Inc.	$502,453
9,417	Waste Management, Inc.	737,069
	Total Commercial Services & Supplies	2,655,671

	Communications Equipment – 3.4%

810,000	Cisco Systems, Inc.	27,240,300

	Distributors – 0.3%

3,449	Genuine Parts Company	329,897
40,570	LKQ Corporation, (2)	1,460,114
7,800	Pool Corporation	843,726
	Total Distributors	2,633,737

	Diversified Consumer Services – 0.2%

43,200	Service Corporation International	1,490,400

	Diversified Telecommunication Services – 0.0%

100	Verizon Communications Inc.	4,949

	Electrical Equipment – 0.2%

9,400	Rockwell Automation, Inc.	1,675,174

	Electronic Equipment, Instruments & Components – 0.4%

12,148	Amphenol Corporation, Class A	1,028,207
3,675	Arrow Electronics, Inc., (2)	295,507
5,960	Avnet Inc.	234,228
30,310	Corning Incorporated	906,875
7,692	Keysight Technologies, Inc., (2)	320,449
13,756	National Instruments Corporation	580,091
	Total Electronic Equipment, Instruments & Components	3,365,357

	Energy Equipment & Services – 0.1%

32,600	Nabors Industries Inc.	263,082
100	Oceaneering International Inc.	2,627
37,300	Transocean Inc.	401,348
36,600	Weatherford International PLC, (2)	167,628
	Total Energy Equipment & Services	834,685

	Equity Real Estate Investment Trusts – 0.5%

18,413	Apartment Investment & Management Company, Class A	807,594
54,600	CubeSmart	1,417,416
59,600	Developers Diversified Realty Corporation	545,936
19,400	Kimco Realty Corporation	379,270
12,035	Ventas Inc.	783,840
	Total Equity Real Estate Investment Trusts	3,934,056

	Food & Staples Retailing – 0.3%

3,800	Casey’s General Stores, Inc.	415,910
5,900	CVS Health Corporation	479,788
25,300	Kroger Co.	507,518
85,700	Rite Aid Corporation, (2)	167,972
9,500	Sprouts Farmers Market Inc., (2)	178,315
8,700	Sysco Corporation	469,365
20,300	US Foods Holding Corporation, (2)	542,010
	Total Food & Staples Retailing	2,760,878

	Food Products – 0.2%

100	Bunge Limited	6,946
15,200	ConAgra Foods, Inc.	512,848
5,300	Hain Celestial Group Inc., (2)	218,095

2	NUVEEN

Shares	Description (1)	Value

	Food Products (continued)

100	JM Smucker Company	$10,493
11,000	Pilgrim’s Pride Corporation, (2)	312,510
3,800	Post Holdings Inc., (2)	335,426
100	Treehouse Foods Inc., (2)	6,773
	Total Food Products	1,403,091

	Health Care Equipment & Supplies – 1.1%

68,600	Abbott Laboratories	3,660,496
8,796	Baxter International, Inc.	551,949
3,650	Becton, Dickinson and Company, (3)	715,217
16,000	Danaher Corporation	1,372,480
8,434	Hill Rom Holdings Inc.	624,116
3,714	Stryker Corporation, (3)	527,462
11,100	Zimmer Biomet Holdings, Inc., (3)	1,299,699
	Total Health Care Equipment & Supplies	8,751,419

	Health Care Providers & Services – 0.3%

11,171	Cardinal Health, Inc.	747,563
4,093	McKesson HBOC Inc., (3)	628,726
7,946	Universal Health Services, Inc., Class B	881,529
	Total Health Care Providers & Services	2,257,818

	Hotels, Restaurants & Leisure – 0.5%

20,714	Carnival Corporation	1,337,503
3,000	Dominos Pizza Inc.	595,650
29,200	Restaurant Brands International Inc.	1,865,296
	Total Hotels, Restaurants & Leisure	3,798,449

	Household Durables – 0.1%

41,536	KB Home	1,001,848

	Industrial Conglomerates – 0.2%

40,028	General Electric Company	967,877
5,740	Honeywell International Inc.	813,588
	Total Industrial Conglomerates	1,781,465

	Insurance – 0.4%

12,439	American International Group, Inc.	763,630
23,648	FNF Group	1,122,334
12,000	Torchmark Corporation	961,080
	Total Insurance	2,847,044

	Internet & Direct Marketing Retail – 9.7%

65,000	Amazon.com, Inc., (2)	62,487,750
11,995	Hosting Site Network, Inc.	468,405
8,500	Priceline Group Incorporated, (2)	15,561,970
	Total Internet & Direct Marketing Retail	78,518,125

	Internet Software & Services – 20.9%

43,000	Alphabet Inc., Class A, (2)	41,869,960
49,000	Alphabet Inc., Class C Shares, (2), (3)	46,996,390
43,000	Baidu Inc., ADR, (2), (3)	10,650,670
210,000	eBay Inc., (2), (3)	8,076,600
324,900	Facebook Inc., Class A Shares, (2), (3)	55,515,663
17,600	IAC/InterActiveCorp.	2,069,408
4,807	J2 Global Inc., (3)	355,141
30,000	Weibo Corporation Sponsored ADR, (2)	2,968,200
	Total Internet Software & Services	168,502,032

NUVEEN	3

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	IT Services – 3.0%

10,704	CSRA Inc.	$345,418
12,340	DXC Technology Company	1,059,759
23,800	Fidelity National Information Services	2,222,682
19,208	Genpact Limited	552,230
16,316	Global Payments Inc.	1,550,509
45,000	Henry Jack and Associates Inc.	4,625,550
29,448	Infosys Technologies Limited	429,646
5,008	Leidos Holdings Inc.	296,574
200,000	PayPal Holdings, Inc., (2)	12,806,000
8,580	Total System Services Inc.	561,990
	Total IT Services	24,450,358

	Life Sciences Tools & Services – 0.5%

58,000	Agilent Technologies, Inc.	3,723,600
4,788	Charles River Laboratories International, Inc., (2)	517,200
	Total Life Sciences Tools & Services	4,240,800

	Machinery – 0.2%

9,526	Caterpillar Inc.	1,187,987
8,005	Fortive Corporation	566,674
	Total Machinery	1,754,661

	Media – 4.0%

4,900	AMC Networks Inc., Class A Shares, (2)	286,503
19,200	CBS Corporation, Class B	1,113,600
9,700	Cinemark Holdings Inc.	351,237
680,000	Comcast Corporation, Class A	26,166,400
100	Lions Gate Entertainment Corporation, Equity, (2)	3,345
66,088	News Corporation Class B Shares	902,101
79,632	News Corporation, Class A Shares	1,055,920
20,100	Omnicom Group, Inc.	1,488,807
24,700	Regal Entertainment Group, Class A	395,200
100	Scripps Networks Interactive, Class A Shares	8,589
100	Tribune Media Company	4,086
6,836	WPP Group PLC	634,381
	Total Media	32,410,169

	Metals & Mining – 0.0%

29,300	Tahoe Resources Inc.	154,411

	Multiline Retail – 0.2%

63,700	J.C. Penney Company, Inc.	242,697
6,900	Kohl’s Corporation	314,985
20,300	Macy’s, Inc.	442,946
100	Nordstrom, Inc.	4,715
10,100	Target Corporation	596,001
	Total Multiline Retail	1,601,344

	Oil, Gas & Consumable Fuels – 0.5%

7,600	Anadarko Petroleum Corporation	371,260
11,800	Antero Resources Corporation, (2)	234,820
29,400	Chesapeake Energy Corporation	126,420
8,700	Continental Resources Inc., (2)	335,907
9,300	Devon Energy Corporation	341,403
100	Extraction Oil & Gas, Inc., (2)	1,539
16,200	Gulfport Energy Corporation, (2)	232,308
100	Hess Corporation	4,689
100	Laredo Petroleum Holdings Inc., (2)	1,293
23,900	Marathon Oil Corporation	324,084
100	Murphy Oil Corporation	2,656
11,100	Newfield Exploration Company, (2)	329,337
11,300	Noble Energy, Inc.	320,468
25,700	QEP Resources Inc.	220,249

4	NUVEEN

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

15,400	Range Resources Corporation	$301,378
9,300	SM Energy Company	164,982
38,600	Southwestern Energy Company, (2)	235,846
28,100	Whiting Petroleum Corporation, (2)	153,426
	Total Oil, Gas & Consumable Fuels	3,702,065

	Pharmaceuticals – 0.2%

3,505	Allergan PLC	718,350
22,511	Endo International PLC, (2)	192,807
5,960	Jazz Pharmaceuticals, Inc., (2)	871,650
	Total Pharmaceuticals	1,782,807

	Professional Services – 0.3%

10,307	IHS Markit Limited, (2)	454,333
11,461	Manpower Inc.	1,350,335
100	Nielsen Holdings PLC	4,145
19,598	Robert Half International Inc.	986,563
	Total Professional Services	2,795,376

	Semiconductors & Semiconductor Equipment – 11.0%

92,000	Analog Devices, Inc.	7,927,640
160,000	Applied Materials, Inc., (3)	8,334,400
17,789	Integrated Device Technology, Inc., (2)	472,832
750,000	Intel Corporation, (3)	28,560,000
55,000	Lam Research Corporation	10,177,200
8,107	Microsemi Corporation, (2)	417,348
82,500	NVIDIA Corporation	14,748,525
27,886	ON Semiconductor Corporation, (2)	515,054
5,933	Power Integrations Inc.	434,296
236,000	QUALCOMM, Inc., (3)	12,234,240
10,146	Silicon Laboratories Inc., (2)	810,665
30,440	Skyworks Solutions Inc.	3,101,836
20,000	Taiwan Semiconductor Manufacturing Company Limited	751,000
7,657	Xperi Corporation	193,722
	Total Semiconductors & Semiconductor Equipment	88,678,758

	Software – 12.5%

18,000	Ansys Inc., (2)	2,209,140
53,500	Autodesk, Inc., (2)	6,005,910
51,700	Cadence Design Systems, Inc., (2)	2,040,599
11,986	CDK Global Inc.	756,197
16,040	Imperva Incorporated, (2)	696,136
2,615	Micro Focus International, (2)	83,419
1,018,200	Microsoft Corporation, (3)	75,845,718
1,584	Microstrategy Inc., (2)	202,293
22,224	Open Text Corporation	717,613
49,900	Oracle Corporation	2,412,665
12,402	Parametric Technology Corporation, (2)	697,985
15,600	Red Hat, Inc., (2)	1,729,416
7,500	ServiceNow Inc., (2)	881,475
76,447	Snap Incorporated, (2)	1,111,539
25,700	Synopsys Inc., (2), (3)	2,069,621
30,000	Take-Two Interactive Software, Inc., (2)	3,066,900
5,000	Workday Inc., Class A, (2)	526,950
	Total Software	101,053,576

	Specialty Retail – 0.9%

14,900	Aaron Rents Inc.	650,087
4,472	Advance Auto Parts, Inc.	443,622
100	AutoNation Inc., (2)	4,746
800	AutoZone, Inc., (2)	476,088
16,500	Bed Bath and Beyond Inc.	387,255
100	Burlington Store Inc., (2)	9,546

NUVEEN	5

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail (continued)

28,400	CarMax, Inc., (2)			$2,153,004
17,540	Dick’s Sporting Goods Inc.			473,755
9,300	Foot Locker, Inc.			327,546
100	Gap, Inc.			2,953
25,551	L Brands Inc.			1,063,177
14,500	Michaels Cos Inc., (2)			311,315
14,000	Sally Beauty Holdings Inc., (2)			274,120
3,700	Signet Jewelers Limited			246,235
17,800	Urban Outfitters, Inc., (2)			425,420
	Total Specialty Retail			7,248,869

	Technology Hardware, Storage & Peripherals – 12.5%

647,000	Apple, Inc., (3)			99,715,640
19,045	Hewlett Packard Enterprise Co			280,152
19,045	HP Inc.			380,138
	Total Technology Hardware, Storage & Peripherals			100,375,930

	Textiles, Apparel & Luxury Goods – 0.4%

7,396	PVH Corporation			932,340
3,800	Ralph Lauren Corporation			335,502
17,800	Skechers USA Inc., (2)			446,602
26,889	Under Armour Inc., Class C Shares, (2)			403,873
42,700	Under Armour, Inc., (2)			703,696
	Total Textiles, Apparel & Luxury Goods			2,822,013

	Tobacco – 0.2%

12,975	Altria Group, Inc.			822,874
10,023	Philip Morris International			1,112,653
	Total Tobacco			1,935,527

	Wireless Telecommunication Services – 0.2%

28,600	Sprint Corporation, (2)			222,508
19,244	Telephone and Data Systems Inc.			536,715
13,012	United States Cellular Corporation, (2)			460,625
	Total Wireless Telecommunication Services			1,219,848
	Total Common Stocks (cost $303,110,412)			798,975,478

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 2.8%

10,000	iShares Russell 2000 ETF			$1,481,800
10,000	iShares PHLX Semiconductor ETF			1,585,700
135,400	PowerShares QQQ Trust, Series 1			19,693,930
	Total Exchange-Traded Funds (cost $21,360,141)			22,761,430
	Total Long-Term Investments (cost $324,470,553)			821,736,908

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.2%

	REPURCHASE AGREEMENTS – 0.2%

$1,435	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $1,434,798, collateralized by $1,470,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $1,467,455	0.120%	10/02/17	$1,434,784
	Total Short-Term Investments (cost $1,434,784)			1,434,784
	Total Investments (cost $325,905,337) – 102.2%			823,171,692
	Other Assets Less Liabilities – (2.2)% (5)			(17,694,209)
	Net Assets – 100%			$805,477,483

6	NUVEEN

Investments in Derivatives as of September 30, 2017

Options Purchased

Call Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
CBOE Volatility Index®	200	$260,000	$13	10/18/17	$13,000
CBOE Volatility Index®	200	240,000	12	10/18/17	18,000
iShares Silver Trust®	400	640,000	16	10/20/17	6,200
Total Call Options Purchased (premiums paid $57,017)	800	$1,140,000			$37,200

Put Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	71	$17,395,000	$2,450	10/20/17	$28,400
Total Put Options Purchased (premiums paid $62,625)	71	$17,395,000			$28,400

Options Written

Call Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
CBOE Volatility Index®	(200)	$(320,000)	$16	10/18/17	$(7,000)
NASDAQ 100® Index	(718)	(430,800,000)	6,000	10/20/17	(3,758,730)
S&P 500® Index	(70)	(17,500,000)	2,500	10/20/17	(197,400)
Total Call Options Written (premiums received $5,428,490)	(988)	$(448,620,000)			$(3,963,130)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	7

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$798,975,478	$—	$—	$798,975,478
Exchange-Traded Funds	22,761,430	—	—	22,761,430

Short-Term Investments:
Repurchase Agreements	—	1,434,784	—	1,434,784

Investments in Derivatives:
Options Purchased	65,600	—	—	65,600
Options Written	(3,963,130)	—	—	(3,963,130)
Total	$817,839,378	$1,434,784	$—	$819,274,162

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$325,938,458
Gross unrealized:
Appreciation	$502,796,651
Depreciation	(5,563,417)
Net unrealized appreciation (depreciation) of investments	$497,233,234

Tax cost of options purchased	$65,600
Net unrealized appreciation (depreciation) on options purchased	$ —

Tax cost of options written	$(3,963,130)
Net unrealized appreciation (depreciation) on options written	$ —

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen NASDAQ 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017